Derivative Financial Instruments and Fair Value Measurements (Details) - Schedule of interest rate swaps - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Derivative Financial Instruments and Fair Value Measurements (Details) - Schedule of interest rate swaps [Line Items]
Fixed rate
Notional Amount	$ 61,926
Interest rate swap One [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) - Schedule of interest rate swaps [Line Items]
Date	Aug. 04, 2027
Fixed rate	2.47%
Notional Amount	$ 41,284
Interest rate swap Two [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) - Schedule of interest rate swaps [Line Items]
Date	Aug. 04, 2027
Fixed rate	2.47%
Notional Amount	$ 20,642